Vessel Operating Expenses - Schedule of Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Expenses [Abstract]
Crew wages and related costs	$ 18,081	$ 16,179
Insurance	1,850	1,675
Repairs, maintenance and drydocking costs	4,465	6,069
Spares, stores and provisions	8,269	8,042
Lubricants	1,910	2,198
Taxes	363	313
Miscellaneous	1,356	1,323
Total	$ 36,294	$ 35,799